Intangible asset - Narrative (Details) - CAD ($)	Dec. 31, 2019	Nov. 15, 2019	Jun. 13, 2019	Dec. 14, 2018	Dec. 13, 2018	Jun. 30, 2019
IfrsStatementLineItems [Line Items]
Payment for asset acquisition	$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 50,000
Number of common shares issued for intangible assets (in shares)	500,000				500,000
Amount payable					$ 500,000
Number of common shares issuable (in shares)					500,000	500,000